Capital Management (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Authorized Shares, Issued and Fully Paid-up Shares

Authorized shares, as well as issued and fully paid-up shares, are presented below:

	September 30, 2025		September 30, 2024
	Amount	USD	Amount	USD
Issued and fully paid up shares of USD 0.002 each
Class A common shares	165,141,064	330	151,121,672	302
Class B common shares	129,054,192	258	134,054,192	268
	294,195,256	588	285,175,864	570
Share capital evolution
Share capital as of January 1	285,475,136	570	295,991,665	591
i) Issue of common shares at USD 0.002	751,839	2	767,904	2
ii) Warrant exercise	7,968,281	16	—	—
iii) Repurchase of shares	—	—	(11,583,705)	(23)
Share capital as of September 30	294,195,256	588	285,175,864	570

Summary of Calculation of Net Income Basic and Diluted EPS

The following table presents the calculation of net income applicable to the owners of the parent and basic and diluted EPS for the nine and three months period ended of September 30:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Profit attributable to common shareholders (U.S. Dollars)	141,265,277	90,734,000	51,824,729	26,782,000
Weighted average number of common shares	289,680,047	291,582,333	293,841,049	282,212,297
Adjustments for calculation of diluted earnings per share(1)	11,970,674	15,154,672	8,274,836	14,108,758
Weighted average number of common shares for calculating diluted earnings per share	301,650,721	306,737,005	302,115,885	296,321,055
Basic earnings per share	0.49	0.31	0.18	0.09
Diluted earnings per share	0.47	0.30	0.17	0.09

(1)
For the nine months ended September 30, 2025, the adjustment corresponds to the dilutive effect of i) 4,418,445 average shares related to share-based payment warrants; and ii) 7,552,229 average shares related to share-based payment plans with employees (8,161,828 and 6,992,844 respectively for the nine months ended September 30, 2024). For the three months ended September 30, 2025, the adjustment corresponds to the dilutive effect of i) 196,969 average shares related to share-based payment warrants described in Note 2.11.2. Warrants contracts to the Annual Financial Statements for the year ended December 31, 2024; and ii) 8,077,867 average shares related to share-based payment plans with employees (7,805,921 and 6,302,837 respectively for the three months ended September 30, 2024).